Share-Based Compensation And Other Related Information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares right	Dec. 31, 2019 USD ($) shares right	Feb. 22, 2019 shares right
Disclosure of share-based payment arrangements [Abstract]
Share-based compensation | $	$ 3,024	$ 4,448
Granted (shares)	7,605
Granted (shares)		22,788
Number of common shares issued in connection with exercise of stock options	329,379
Number of common share option exercised (shares)	329,711	244,299
Granted pursuant to the Tahoe Acquisition (shares)		835,874
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued in lieu of directors fees (shares)	9,883	22,335
Directors' remuneration expense | $	$ 200	$ 200
Number of shares authorised (shares)	400,000,000
Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Number of shares issued (shares)			72,426,594
Fair value estimate of the CVRs [Member] | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Number of CVRs issued | right			313,887,490
Number of shares issued (shares)	15,600,034	15,600,208	15,600,208
Number of CVRs outstanding | right	313,883,990	313,887,490